SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 3,880	$ 2,661	$ 1,585
Research and development credits		104	112
Deferred revenues		177
Others		75	9
Net deferred tax asset before deferred tax liabilities and valuation allowance		3,017	1,706
Prepaids		88
Depreciation costs		407
Net deferred tax asset before valuation allowance		2,522	1,706
Valuation allowance	(3,880)	(2,522)	(1,706)
Net deferred tax assets
Deferred tax liability in respect of Share Purchase Agreement (see note 1B)	(315)
Net deferred tax liabilities	$ (315)